RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Expenses Incurred with Remuneration Paid or Payable
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2025	2024	2023

Salaries and benefits	75,445	57,743	19,429
Post-employment benefit	620	716	595
Share-based payment	67,615	39,870	63,529
	143,680	98,329	83,553

Schedule of Transactions Between Related Parties
The operations with Breeze are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2025	2024

ALAB	Breeze	Maintenance reserves	Accounts receivable	—	2,703
Breeze	ALAB	Maintenance reserves	Other liabilities	—	(11,411)

				December 31,
Revenues	Expenses	Type of operation	Note	2025	2024	2023
ALAB	Breeze	Interest incurred	Financial income	—	1,754	5,824
The operations with Azorra are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2025	2024

ALAB	Azorra	Accounts receivable	Accounts receivable	—	118,013
ALAB	Azorra	Maintenance reserve	Deposits	15,418	—
ALAB	Azorra	Security deposits	Deposits	52,840	46,213
Azorra	ALAB	Leases	Leases	(295,954)	(473,428)
Azorra	Azul Investments	Leases – Notes	Leases	—	(96,458)
Azorra	Azul	Leases – Convertible to equity	Leases	—	(150,441)

				December 31,
Revenues	Expenses	Type of operation	Note	2025	2024	2023
Azorra	ALAB	Interest incurred	Financial expense	84,548	78,451	17,106